Investments (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Cost or Amortized Cost
Total	$ 85,562	$ 94,986
Fair Value
Total	97,469	104,079
Fixed maturity securities
Cost or Amortized Cost
Due in one year or less	2,550
Due after one year through five years	14,379
Due after five years through ten years	21,857
Due after ten years	39,653
Total Cost or Amortized Cost, Contractual maturity	78,439
Fair Value
Due in one year or less	2,623
Due after one year through five years	15,839
Due after five years through ten years	24,188
Due after ten years	46,619
Total Fair Value, Contractual maturity	89,269
Commercial mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	470
Fair Value
Fair Value	499
Residential mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	6,653
Fair Value
Fair Value	$ 7,701